VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS	VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS
The Company regularly invests in real estate partnerships and frequently participates in the design with the sponsor, but in most cases, its involvement is limited to financing. Some of these partnerships have been determined to be variable interest entities (“VIEs”). In certain instances, in addition to an economic interest in the entity, the Company holds the power to direct the most significant activities of the entity and is deemed the primary beneficiary. The Company consolidates all VIEs in which it is the primary beneficiary. The assets of consolidated VIEs are restricted and must first be used to settle their liabilities. Creditors or beneficial interest holders of these VIEs have no recourse to the general credit of the Company, as the Company’s obligation is limited to the amount of its committed investment. The Company has not provided financial or other support to these consolidated VIEs in the form of liquidity arrangements, guarantees or other commitments to third-parties that may affect the fair value or risk of its variable interest in these VIEs as of December 31, 2023 and 2022.
(a)Consolidated Variable Interest Entities
The assets and liabilities relating to the consolidated VIEs included in the financial statements are as follows:

AS OF DEC. 31 US$ MILLIONS	2023	2022
Real estate and real estate partnerships	$2,649	$124
Available-for-sale fixed maturity securities, at fair value	153	346
Equity securities	54	84
Investment funds	375	1,175
Short-term investments	4	—
Mortgage loan, affiliated	82	44
Private loans	727	390
Cash and cash equivalents	85	153
Premiums due and other receivables	2	—
Other assets	107	77
Total assets of consolidated VIEs	$4,238	$2,393
Notes payable	174	151
Other liabilities	30	1,743
Total liabilities of consolidated VIEs	$204	$1,894
(b)Unconsolidated Variable Interest Entities
For unconsolidated VIEs, the Company is not the primary beneficiary as major decisions impacting the economic activities of the VIE require consent from one or more other partners. These unconsolidated VIEs are accounted for using the equity method of accounting or at amortized cost and are reflected in “Real estate and real estate partnerships” or “Mortgage loans on real estate” on the statements of financial position. In addition, certain equity securities at fair value are the Company’s interests in limited partnerships that are unconsolidated VIEs. Creditors or beneficial interest holders of these VIEs have no recourse to the general credit of the Company, as the Company’s obligation is limited to the amount of its committed investment. The Company has not provided financial or other support to these unconsolidated VIEs in the form of liquidity arrangements, guarantees or other commitments to third-parties that may affect the fair value or risk of its variable interest in these VIEs as of December 31, 2023 and 2022.
The carrying amount and maximum exposure to loss relating to these unconsolidated VIEs are as follows:

	2023		2022
AS OF DEC. 31 US$ MILLIONS	Carrying Amount	Maximum Exposure to Loss	Carrying Amount	Maximum Exposure to Loss
Real estate and real estate partnerships	$2,478	$2,478	$317	$317
Mortgage loans on real estate	630	630	601	601
Accrued investment income	2	2	2	2
Equity securities	239	239	—	—
Total	$3,349	$3,349	$920	$920
(c)Equity Method Investments
The Company’s investments in investment funds, real estate partnerships, and other partnerships of which substantially all are limited liability companies (“LLCs”) or limited partnerships are accounted for using the equity method of accounting. As of December 31, 2023 and 2022, the Company’s equity accounted investments totaled $7.2 billion and $2.8 billion, respectively.
As described in Note 2, the Company generally recognizes its share of earnings in its equity method investments within “Net investment income” using a three-month lag in instances where the investee’s financial information is not sufficiently timely or when the investee’s reporting period differs from the Company’s reporting period.
The following aggregated summarized financial data reflects the latest available financial information and does not represent the Company’s pro rata share of the assets, liabilities or earnings of such entities. Aggregated total assets of these entities totaled $52.3 billion and $2.8 billion as of December 31, 2023 and 2022, respectively. Aggregate net income of these entities totaled $2.0 billion and $89 million for the years ended December 31, 2023 and 2022, respectively. Aggregate net income from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income (loss) and realized and unrealized investment gains (losses), from investment funds, real estate properties and real estate funds.